Operating Expenses - Schedule Of Operating Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,127	$ 1,110	$ 1,039
Other operating expenses	(116)	(1,767)	(334)
Operating expenses	2,939	2,811	2,946
Operating Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Transportation costs	1,502	1,313	1,371
Payroll	915	945	961
Depreciation and amortization	191	195	180
Professional legal, accounting and advisory services	145	176	180
Maintenance, repairs and supplies	78	74	78
Other operating expenses	108	108	176
Operating expenses	$ 2,939	$ 2,811	$ 2,946